THE ADVISORS' INNER CIRCLE FUND III

                  CHIRON CAPITAL ALLOCATION FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 2, 2016
                            TO THE FUND'S PROSPECTUS
                            DATED NOVEMBER 23, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. THE FOLLOWING CHANGES ARE MADE TO THE SECTIONS ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND "MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" - PRINCIPAL INVESTMENT
     STRATEGIES:

     A. The three bullets following the second full paragraph of each section are replaced with:

          o    Equity: 25-70% of net exposure
          o    Fixed Income: 20-50% of net exposure
          o    Cash and Cash Equivalents: 0-50% of net exposure.

     B.   The third paragraph of each section is deleted and replaced with:

          The Fund's net exposure equals the value of its long positions (i.e., assets purchased and still held) minus the value of its short positions (e.g., hedges to its long positions). The Fund's asset allocation at times may deviate substantially from its blended benchmark, for defensive purposes, in an effort to mitigate downside risk.

     C.   The 10th paragraph of each section is deleted and replaced with:

          The Fund may use derivatives, including options, futures, swaps and currency forward contracts, to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. The Fund may use options to create long or short equity exposure without investing directly in equity securities, while it may use futures to create long or short equity, fixed income, or U.S. Treasury exposure without investing directly in equity, fixed income or U.S. Treasury securities. The Fund may also use swaps to create long or short exposure without investing directly in the underlying assets. As well, the Fund may use currency forwards to increase or decrease exposure to a given currency.


II. THE FOLLOWING IS ADDED TO THE "PRINCIPAL RISKS" SECTION IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

          SHORT EXPOSURE RISK - The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to Credit Risk, Derivatives Risk and Leverage Risk, which are discussed above.

III. THE SECOND SENTENCE OF THE SECTION ENTITLED "INFORMATION ABOUT PORTFOLIO HOLDINGS" IS DELETED AND REPLACED WITH:

          In addition to the quarterly portfolio holdings disclosure required by applicable law, within ten days after the end of each month, the Fund will post lists of its top 10 portfolio holdings, top 10 equity portfolio holdings and top 10 fixed income portfolio holdings on the internet at www.chironfunds.com.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CHI-SK-001-0100

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                      THE ADVISORS' INNER CIRCLE FUND III

                  CHIRON CAPITAL ALLOCATION FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 2, 2016
               TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                      DATED NOVEMBER 23, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

IN THE SECTION ENTITLED "PORTFOLIO HOLDINGS," THE FIRST SENTENCE OF THE FOURTH PARAGRAPH IS DELETED AND REPLACED WITH:

     In addition to the quarterly portfolio holdings disclosure required by applicable law, within ten days after the end of each month, the Fund will post lists of its top 10 portfolio holdings, top 10 equity portfolio holdings and top 10 fixed income portfolio holdings on the internet at www.chironfunds.com.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 CHI-SK-002-0100